Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The Company’s consolidated balance sheets include the following assets and liabilities of these VIEs:

(In thousands)	December 31, 2023	December 31, 2022
Cash	$805	$1,041
Property and equipment, net	69,815	63,913
Long-term notes payable, current portion	3,087	5,841
Long-term notes payable, non-current portion	37,404	40,562
The Company’s consolidated statements of operations and comprehensive income (loss) include the following expenses of these VIEs:

	Year Ended December 31,
(In thousands)	2023	2022
Interest expense	$2,147	$1,533
Depreciation and amortization	7,519	7,098
The Company’s condensed consolidated balance sheets (unaudited) include the following assets and liabilities of these VIEs:

	June 30, 2024	December 31, 2023
Cash	$837	$805
Property and equipment, net	66,312	69,815
Long-term notes payable, current portion	4,722	3,087
Long-term notes payable, non-current portion	34,193	37,404
The Company’s condensed consolidated statements of operations and comprehensive income (loss) (unaudited) include the following expenses of these VIEs:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Interest expense	$497	$529	$1,009	$1,049
Depreciation and amortization	1,751	2,004	3,503	3,944